Exhibit 99
Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	33
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,669,398,082.33	74,643	54.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$359,200,000.00	0.32000%	April 15, 2016
Class A-2a Notes	$215,000,000.00	0.810%	January 15, 2018
Class A-2b Notes	$331,400,000.00	1.500%	January 15, 2018
Class A-3 Notes	$483,000,000.00	1.280%	September 15, 2019
Class A-4 Notes	$111,780,000.00	1.640%	June 15, 2020
Class B Notes	$47,380,000.00	2.030%	August 15, 2020
Class C Notes	$31,590,000.00	2.200%	November 15, 2020
Class D Notes	$31,590,000.00	2.700%	September 15, 2021
Total	$1,610,940,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,068,442.58

Principal:
Principal Collections	$14,780,605.99
Prepayments in Full	$6,860,220.80
Liquidation Proceeds	$211,898.51
Recoveries	$94,442.10
Sub Total	$21,947,167.40
Collections	$23,015,609.98

Purchase Amounts:
Purchase Amounts Related to Principal	$306,783.67
Purchase Amounts Related to Interest	$1,091.31
Sub Total	$307,874.98

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$23,323,484.96

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	33
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$23,323,484.96
Servicing Fee	$311,408.17	$311,408.17	$0.00	$0.00	$23,012,076.79
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$23,012,076.79
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$23,012,076.79
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$23,012,076.79
Interest - Class A-3 Notes	$141,667.47	$141,667.47	$0.00	$0.00	$22,870,409.32
Interest - Class A-4 Notes	$152,766.00	$152,766.00	$0.00	$0.00	$22,717,643.32
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,717,643.32
Interest - Class B Notes	$80,151.17	$80,151.17	$0.00	$0.00	$22,637,492.15
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,637,492.15
Interest - Class C Notes	$57,915.00	$57,915.00	$0.00	$0.00	$22,579,577.15
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,579,577.15
Interest- Class D Notes	$71,077.50	$71,077.50	$0.00	$0.00	$22,508,499.65
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$22,508,499.65
Regular Principal Payment	$21,114,597.30	$21,114,597.30	$0.00	$0.00	$1,393,902.35
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,393,902.35
Residual Released to Depositor	$0.00	$1,393,902.35	$0.00	$0.00	$0.00
Total		$23,323,484.96

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$21,114,597.30
Total					$21,114,597.30
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$21,114,597.30	$43.72	$141,667.47	$0.29	$21,256,264.77	$44.01
Class A-4 Notes	$0.00	$0.00	$152,766.00	$1.37	$152,766.00	$1.37
Class B Notes	$0.00	$0.00	$80,151.17	$1.69	$80,151.17	$1.69
Class C Notes	$0.00	$0.00	$57,915.00	$1.83	$57,915.00	$1.83
Class D Notes	$0.00	$0.00	$71,077.50	$2.25	$71,077.50	$2.25
Total	$21,114,597.30	$13.11	$503,577.14	$0.31	$21,618,174.44	$13.42

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	33

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$132,813,248.53	0.2749757	$111,698,651.23	0.2312601
Class A-4 Notes	$111,780,000.00	1.0000000	$111,780,000.00	1.0000000
Class B Notes	$47,380,000.00	1.0000000	$47,380,000.00	1.0000000
Class C Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Class D Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Total	$355,153,248.53	0.2204634	$334,038,651.23	0.2073564

Pool Information
Weighted Average APR	3.431%	3.438%
Weighted Average Remaining Term	28.79	28.01
Number of Receivables Outstanding	32,043	31,030
Pool Balance	$373,689,803.24	$351,282,518.90
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$355,153,248.53	$334,038,651.23
Pool Factor	0.2238470	0.2104247

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,346,990.41
Targeted Credit Enhancement Amount	$8,346,990.41
Yield Supplement Overcollateralization Amount	$17,243,867.67
Targeted Overcollateralization Amount	$17,243,867.67
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$17,243,867.67

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,346,990.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,346,990.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,346,990.41

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	33
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		104	$247,775.37
(Recoveries)		131	$94,442.10
Net Loss for Current Collection Period			$153,333.27
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4924%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6009%
Second Prior Collection Period			0.5187%
Prior Collection Period			0.5503%
Current Collection Period			0.5076%
Four Month Average (Current and Prior Three Collection Periods)			0.5444%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,726	$12,337,272.73
(Cumulative Recoveries)			$1,774,028.68
Cumulative Net Loss for All Collection Periods			$10,563,244.05
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6328%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,610.51
Average Net Loss for Receivables that have experienced a Realized Loss			$2,235.13

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.79%	432	$6,281,589.34
61-90 Days Delinquent	0.26%	54	$912,682.91
91-120 Days Delinquent	0.04%	7	$142,603.84
Over 120 Days Delinquent	0.20%	43	$703,652.34
Total Delinquent Receivables	2.29%	536	$8,040,528.43

Repossession Inventory:
Repossessed in the Current Collection Period		20	$325,047.45
Total Repossessed Inventory		30	$479,253.85

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3482%
Prior Collection Period			0.2746%
Current Collection Period			0.3352%
Three Month Average			0.3193%

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	33

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer